Long-Term Debt - Total Long-Term Debt Outstanding Maturities (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 173
2021	118
2022	809
2023	59
2024	807
Thereafter	252
Total	$ 2,218